UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8974

The Jhaveri Trust

(Exact name of registrant as specified in charter)

18820 High Parkway, Cleveland, Ohio 44116

(Address of principal executive offices)

(Zip code)

Ramesh C. Jhaveri, 18820 High Parkway, Cleveland, Ohio 44116

(Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP.

312 Walnut St., 14th Floor, Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (440) 356-1565

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Jhaveri Value Fund

		Schedule of Investments
		December 31, 2005 (Unaudited)
Shares/Principal Amt		Market Value	% of Net Assets

COMMON STOCKS

Beverages
1,500	Coca Cola Company	$ 60,465	0.67%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
1,000	Deluxe Corp.	30,140	0.33%

Communications Equipment
1,500	UT Starcom, Inc. *	12,090	0.13%

Computer & Office Equipment
10,000	Dell Computer Corp.*	299,500
2,500	Lexmark International, Inc.*	112,075
		411,575	4.55%
Computer Communications Equipment
15,500	Cisco Systems, Inc. *	265,360	2.93%

Converted Paper & Paperboard Products (No Containers/Boxes)
1,000	3M Co.	77,500	0.86%

Electric & Other Services Combined
7,000	General Electric Co.	245,350
2,000	Nisource, Inc.	41,720
		287,070	3.17%
Electronic Connectors
1,000	Tyco Laboratories, Inc.	28,860	0.32%

Federal & Federally-Sponsored Credit Agencies
2,000	Federal National Mortgage Association	97,620	1.08%

Food - Major Diversified
3,000	Conagra, Inc.	60,840
1,000	Kraft Foods, Inc.	28,140
2,900	Sara Lee Corp.	54,810
		143,790	1.59%
Games, Toys & Children's Vehicles
1,500	Leapfrog Enterprises, Inc.*	17,475	0.19%

Heating Equipment, Except Electric & Warm Air
500	Fortune Brands, Inc.	39,010	0.43%

Industrial Organic Chemicals
2,000	International Flavors & Fragrances, Inc.	67,000	0.74%

Malt Beverages
4,500	Anheuser Busch Co's, Inc.	193,320	2.14%

Miscellaneous Electrial Machines
7,500	Spectrum Brands, Inc.*	152,325	1.68%

Miscellaneous Manufacturing Industries
500	The Yankee Candle Company, Inc.	12,800	0.14%

Mortgage Bankers & Loan Correspondence
5,500	Doral Financial Corp.	58,300	0.64%

National Commercial Banks
3,000	Bankamerica Corp.	138,450
3,500	Citigroup, Inc.	169,855
		308,305	3.41%
Newspapers: Publishing or Publishing & Printing
1,000	Tribune Company	30,260	0.33%

Ophthalmic Goods
1,000	Cooper Companies, Inc.	51,300	0.57%

Ordnance & Accessories, (No Vehicles/Guided Missiles)
5,000	Taser International, Inc.*	34,800	0.38%

Paints, Varnishes, Lacquers, Enamels & Allied Products
1,000	PPG Industries, Inc.	57,900	0.64%

Perfumes, Cosmetics & Other Toilet Preparations
2,500	Avon Products, Inc.	71,375	0.79%

Petroleum Refining
1,500	Conocophilips, Inc.	87,270
1,500	British Petroleum Co. PLC ADR	96,330
1,000	Exxon Mobil Corp.	56,170
		239,770	2.65%
Pharmaceutical Preparations
5,000	Abbott Laboratories	197,150
2,000	Bristol Myers Squibb Company	45,960
6,000	Johnson & Johnson	360,600
2,500	Lilly, Eli & Company	141,475
1,500	Merck & Company, Inc.	47,715
28,500	Pfizer, Inc.	664,620
1,000	Schering-Plough Corp	20,850
		1,478,370	16.33%
Photographic Equipment & Supplies
1,000	Eastman Kodak Co.	23,400	0.26%

Plastics Products
7,000	Dupont E.I. Denemours & Co.	297,500	3.29%

Radiotelephone Communications
3,000	Vodaphone Airtouch	64,410	0.71%

Real Estate Agents & Managers (For Others)
1,000	Cendant Corp.	17,250	0.19%

Retail Family Clothing Stores
2,000	Gap, Inc.	35,280	0.39%

Retail-Drug Stores and Proprietary Stores
1,000	CVS Corp.	26,420	0.29%

Retail-Home Furniture, Furnishings & Equipment Stores
1,000	Bed Bath & Beyond, Inc.*	36,150	0.40%

Retail-Variety Stores
500	Target Corp.	27,485
6,000	Wal-Mart Stores, Inc.	280,800
		308,285	3.41%
Retail-Radio, Tv & Consumer Electronics Stores
500	Best Buy Co., Inc.	21,740	0.24%

Retail - Retail Stores
2,256	Petco Animal Supplies, Inc.*	49,519
2,000	Petsmart, Inc.	51,320
		100,839	1.11%

Semiconductors & Related Devices
5,500	Applied Materials, Inc.	98,670
19,200	Intel Corporation	479,232
		577,902	6.38%

Services-Motion Picture & Video Tape Production
1,000	Time Warner, Inc.	17,440	0.19%

Servcies-Miscellaneous Amusement
2,000	Disney Enterprises, Inc.	47,940	0.53%

Services-Personal Services
1,000	Block (H.R.) Inc.	24,550	0.27%

Services-Prepackaged Software
11,400	Microsoft Corporation	298,110
3,000	Oracle Corporation*	36,630
		334,740	3.70%

Services - Video Tape Rental
6,000	Movie Gallery, Inc.*	33,660	0.37%

State Commercial Banks
2,500	J.P. Morgan & Company, Inc.	99,225	1.10%

Surgical & Medical Instruments & Apparatus
5,500	Boston Secientific Corp.*	134,695
4,000	Guidant Corp.	259,000
		393,695	4.35%

Telephone Communications (No Radiotelephone)
3,500	AT & T, Inc.	85,715
1,000	Bellsouth Corp.	27,100
11,500	Verizon Communications, Inc.	346,380
		459,195	5.07%

Women's Misses', and Juniors
1,000	Bebe Stores, Inc.	14,030	0.15%

Total for Common Stock (Cost 8,131,652)		7,160,431	79.09%

Cash - Equivalents
1,950,972	First American Treasury Obligation Class A 3.27% **	1,950,972	21.55%
	(Cost 1,950,972)

	Total Investments	9,111,403	100.64%
	(Cost $10,082,624)

	Liabilites in excess of other Assets	(57,614)	-0.64%

	Net Assets	9,053,789	100.00%

* Non-income producing securities.
** Variable Rate Security at December 31, 2005

NOTES TO FINANCIAL STATEMENTS
The Jhaveri Value Fund
1. SECURITY TRANSACTIONS
At December 31, 2005 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $10,082,624 amounted to ($971,220) which consisted of aggregate gross unrealized appreciation of $65,753 and aggregate gross unrealized depreciation of ($1,036,973).

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Jhaveri Trust

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date February 27, 2006

By /s/Saumil R. Jhaveri

*Saumil R. Jhaveri

 Chief Financial Officer

Date February 27, 2006

* Print the name and title of each signing officer under his or her signature.